UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Premier Opportunity Funds
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-09891 Securities Act File Number: 33-34474

4(a). Last day of fiscal year for which this notice is filed:

April 30, 2004

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus Premier Health Care Fund - Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$862,610
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$541,951
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	541,951
	5(ii) and 5(iii):

(v)	Net Sales - if Item 5(I) is greater than Item		$320,659
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$ -0-
	years – if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001267
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	40.63
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 40.63
=============

Dreyfus Premier Health Care Fund - Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$553,673
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$9,256
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	9,256
	5(ii) and 5(iii):

(v)	Net Sales - if Item 5(I) is greater than Item		$544,417
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$ -0-
	years – if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001267
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=	$68.98
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 68.98
=============

Dreyfus Premier Health Care Fund - Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$254,328
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$15,202
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	15,202
	5(ii) and 5(iii):

(v)	Net Sales - if Item 5(I) is greater than Item		$239,126
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$ -0-
	years – if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.00001267
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	30.30
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 30.30
=============

Dreyfus Premier Health Care Fund - Class R

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,008,345
fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$10
repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$ -0-
repurchased during any PRIOR fiscal year ending no

earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:

(iv)	Total available redemption credits [add Items	-$	10
5(ii) and 5(iii):

(v)	Net Sales - if Item 5(I) is greater than Item	$1,008,335
5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$ -0-
years – if Item 5(i) is less than Item 5(iv)

[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.00001267
Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=	$127.76
5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 127.76
=============

Dreyfus Premier Health Care Fund - Class T

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$23,145
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$1
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$ -0-
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items		-$	1
	5(ii) and 5(iii):

(v)	Net Sales - if Item 5(I) is greater than Item			$23,144
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$ -0-
	years – if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x	.00001267
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item		=$	2.93
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ 2.93
=============

Dreyfus Premier NexTech Fund – Class A

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$3,430,205
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or		$9,285,458
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or		$16,477,425
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-	$25,762,883
	5(ii) and 5(iii):

(v)	Net Sales – if Item 5(I) is greater than Item	$
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future		$(22,332,678)
	years -- if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x
Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

Dreyfus Premier NexTech Fund – Class B

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$1,094,170
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$8,106,867
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$7,742,756
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-	$15,849,623
	5(ii) and 5(iii):

(v)	Net Sales – if Item 5(I) is greater than Item		$
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$(14,755,453)
	years -- if Item 5(i) is less than Item 5(iv)
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000809
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=	$ -0-
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

Dreyfus Premier NexTech Fund – Class C

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$499,800
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$3,360,640
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$4,408,842
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-	$7,769,482
	5(ii) and 5(iii):

(v)	Net Sales – if Item 5(I) is greater than Item		$
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$(7,269,682)
	years -- if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000809
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=	$ -0-
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

Dreyfus Premier NexTech Fund – Class T

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$10,971
	fiscal year pursuant to section 24(f):

(ii)	Aggregate price of securities redeemed or	$448,310
	repurchased during the fiscal year:

(iii)	Aggregate price of securities redeemed or	$293,912
	repurchased during any PRIOR fiscal year ending no

	earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:

(iv)	Total available redemption credits [add Items	-	$742,222
	5(ii) and 5(iii):

(v)	Net Sales – if Item 5(I) is greater than Item		$
	5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vi)	Redemption credits available for use in future	$(731,251)
	years -- if Item 5(i) is less than Item 5(iv)

	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0000809
	Instruction C.9):

(viii)	Registration fee due (multiply Item 5(v) by Item	=	$ -0-
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the
	issuer’s fiscal year (See Instruction D):
		+$ N/A

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
	plus line 7]:
		=$ -0-
		=============

Grand Total:		=$ 270.60
		=============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*		/s/ Jeff Prusnofsky

Jeff Prusnofsky, Assistant Secretary

Date:	July 23, 2004

* Please print the name and title of the signing officer below the signature.